U.S. Global Jets ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.9%
	Australia - 1.1%
6,044,049	Qantas Airways, Ltd.	$17,532,661
	Canada - 7.4%
5,137,823	Air Canada (a)	60,540,306
425,779	Cargojet, Inc.	60,981,798
		121,522,104
	China - 4.1%
36,718,162	China Eastern Airlines Corporation, Ltd. - H Shares	15,682,107
28,708,338	China Southern Airlines Company, Ltd. - H Shares	15,483,881
3,322,257	Hainan Meilan International Airport Company, Ltd. - H Shares	18,647,386
7,988,041	TravelSky Technology, Ltd. - H Shares	17,047,916
		66,861,290
	France - 0.8%
3,904,347	Air France - KLM (a) (b)	13,559,081
	Germany - 0.9%
1,684,162	Deutsche Lufthansa AG (a) (b)	14,533,107
	Ireland - 1.0%
212,508	Ryanair Holdings plc - ADR (a)	17,374,654
	Mexico - 3.3%
466,544	Grupo Aeroportuario del Centro Norte SAB de CV - ADR (a) (b)	17,150,157
229,110	Grupo Aeroportuario del Pacifico SAB de CV - ADR (a)	18,475,430
155,750	Grupo Aeroportuario del Sureste SAB de CV - ADR (a) (b)	18,071,673
		53,697,260
	Panama - 1.0%
323,318	Copa Holdings SA - Class A (b)	16,275,828
	Singapore - 2.0%
8,071,648	SATS, Ltd.	16,734,013
6,634,539	Singapore Airlines, Ltd.	16,865,207
		33,599,220
	Spain - 1.0%
117,520	Aena SME SA	16,438,002
	Switzerland - 1.9%
115,092	Flughafen Zurich AG	15,819,605
383,445	Wizz Air Holdings plc (a)	15,407,465
		31,227,070
	Thailand - 1.0%
9,260,885	Airports of Thailand pcl	16,512,505
	Turkey - 3.0%
2,872,731	Pegasus Hava Tasimaciligi AS (a)	17,185,610
8,371,937	TAV Havalimanlari Holding AS	16,705,390
11,867,184	Turk Hava Yollari AO (a)	16,134,852
		50,025,852
	United Kingdom - 1.9%
2,260,842	easyJet plc	14,633,130
1,918,028	JET2 plc	16,619,213
		31,252,343

	United States - 67.5% (c)
2,167,139	Air Transport Services Group, Inc. (a)	54,308,503
1,705,017	Alaska Air Group, Inc. (b)	62,454,773
527,668	Allegiant Travel Company	63,214,626
13,183,230	American Airlines Group, Inc. (b)	162,021,897
5,445,338	Delta Air Lines, Inc. (b)	166,518,437
360,724	General Dynamics Corporation	49,935,023
3,774,826	Hawaiian Holdings, Inc. (b)	48,657,507
5,666,131	JetBlue Airways Corporation (a) (b)	64,197,264
2,040,956	SkyWest, Inc.	60,942,946
4,403,275	Southwest Airlines Company (b)	165,122,813
1,384,168	Textron, Inc.	49,954,623
4,757,184	United Airlines Holdings, Inc. (a) (b)	165,312,144
		1,112,640,556
	TOTAL COMMON STOCKS (Cost $1,601,270,213)	1,613,051,533

	PREFERRED STOCKS - 1.8%
	Brazil - 1.8%
1,197,422	Azul SA -ADR (a) (b)	15,758,073
2,304,715	Gol Linhas Aereas Inteligentes SA - ADR (b)	14,058,762
		29,816,835
	TOTAL PREFERRED STOCKS (Cost $26,584,026)	29,816,835

	SHORT-TERM INVESTMENTS - 0.7%
10,941,770	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.01% (d)	10,941,770
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,941,770)	10,941,770
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.9%
228,734,457	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (d) (e)	228,734,457
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $228,734,457)	228,734,457
	TOTAL INVESTMENTS - 114.3% (Cost $1,867,530,466)	1,882,544,595
	Liabilities in Excess of Other Assets - (14.3)%	(234,999,535)
	NET ASSETS - 100.0%	$1,647,545,060

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of September 30, 2020. Total Value of securities out on loan is $224,471,182.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Rate shown is the annualized seven-day yield as of September 30, 2020.
(e)	Privately offered liquidity fund.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,613,051,533	$-	$-	$1,613,051,533
Preferred Stocks	29,816,835	-	-	29,816,835
Short-Term Investments	10,941,770	-	-	10,941,770
Investments Purchased with Proceeds from Securities Lending	-	228,734,457	-	228,734,457
Total Investments in Securities	$1,653,810,138	$228,734,457	$-	$1,882,544,595

^ See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.